Fair Value of Plan Assets, by Asset Category (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,323,163		¥ 1,226,058		¥ 1,276,783
General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	108,000	[1]	105,000	[1]
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,000		1,000
Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	58,000		68,000
Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	601,000	[2]	533,000	[2]
Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	70,000	[3]	67,000	[3]
Japan | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	41,000	[3]	40,000	[3]
Japan | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	183,000		161,000
Japan | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,000		8,000
Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	43,000		46,000
Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	77,000	[3]	71,000	[3]
Foreign | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	52,000	[3]	48,000	[3]
Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	65,000		65,000
Foreign | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	16,000		13,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	948,000		870,000
Level 1 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	60,000	[4]	70,000	[4]
Level 1 | Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	601,000	[2]	533,000	[2]
Level 1 | Japan | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	183,000		161,000
Level 1 | Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	43,000		46,000
Level 1 | Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	61,000		60,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	374,000		355,000
Level 2 | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	108,000	[1]	105,000	[1]
Level 2 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	(2,000)	[5]	(2,000)	[5]
Level 2 | Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	70,000	[3]	67,000	[3]
Level 2 | Japan | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	41,000	[3]	40,000	[3]
Level 2 | Japan | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,000		8,000
Level 2 | Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	77,000	[3]	71,000	[3]
Level 2 | Foreign | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	52,000	[3]	48,000	[3]
Level 2 | Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	4,000		5,000
Level 2 | Foreign | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	16,000		13,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,000		1,000
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,000		¥ 1,000

[1]	Investments in this class are measured at conversion value.
[2]	This class includes equity securities held in the employee retirement benefit trusts of ¥504 billion and ¥572 billion at March 31, 2011 and 2012, respectively, which are well-diversified across industries.
[3]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within short-term period upon request.
[4]	Amounts primarily include cash and short-term assets carried at fair value.
[5]	Amounts primarily include foreign exchange contracts carried at fair value.